RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related party transactions [abstract]
Salaries and short-term employee benefits	$ 33	$ 36
Post-employment benefits	4	6
Share-based payments and other	31	25
Key management personnel compensation	$ 68	$ 67